Supplemental of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Of Cash Flow [Abstract]
Disclosure of Transactions not Affecting Cash Flows	The following table represents transactions not affecting cash flows for the years ended December 31, 2024 and 2023 as follows (in thousands):

	Year ended December 31,
	2024	2023
Extended long-term borrowings with related party	$34,014	$—
Reassessment right-of-use assets	742	—
Reassessment lease liabilities	(987)	—

Disclosure of Changes in Liabilities Arising from Financing Activities	The following table presents changes in liabilities arising from financing activities as follows (in thousands):

	Year ended December 31, 2024
	Beginning	Financing Activities	Non-cash depreciation (1)	Non-cash others	Ending
Lease liabilities	$7,577	$(1,700)	$372	$(1,577)	$4,672
Current potion of borrowings with related party	38,778	—	—	(38,778)	—
Long-term borrowings with related party	—	—	—	34,014	34,014
Total	$46,355	$(1,700)	$372	$(6,341)	$38,686
(1) Non-cash movements include interest payments classified as operating activities in the statement of cash flows.

	Year ended December 31, 2023
	Beginning	Financing Activities	Non-cash depreciation (1)	Non-cash others	Ending
Lease liabilities	$4,675	$(3,255)	$204	$5,953	$7,577
Current potion of borrowings with related party	—	—	—	38,778	38,778
Long-term borrowings with related party	39,454	—	—	(39,454)	—
Total	$44,129	$(3,255)	$204	$5,277	$46,355
(1) Non-cash movements include interest payments classified as operating activities in the statement of cash flows.